Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		¥ 654,792		¥ 608,004
Fair value of plan assets at end of the fiscal year		710,602		654,792
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[1]	26,942
Fair value of plan assets at end of the fiscal year	[1]	32,584		26,942
Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[2]	41,108
Fair value of plan assets at end of the fiscal year	[2]	80,037		41,108
Japanese plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		1,689
Fair value of plan assets at end of the fiscal year		5,961		1,689
Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[3]	50,131
Fair value of plan assets at end of the fiscal year	[3]	54,639		50,131
Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	84,853
Fair value of plan assets at end of the fiscal year	[4]	122,798		84,853
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		225,024		188,019
Fair value of plan assets at end of the fiscal year		280,216		225,024
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[5]	25,937
Fair value of plan assets at end of the fiscal year	[5]	33,290		25,937
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[6]	63,057
Fair value of plan assets at end of the fiscal year	[6]	86,931		63,057
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[7]	12,902
Fair value of plan assets at end of the fiscal year	[7]	34,908		12,902
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		69,739		63,750
Return on assets held at end of year		11,337		2,852
Purchases, sales, and settlements, net		37,506		3,137
Transfers, net		0		0
Fair value of plan assets at end of the fiscal year		118,582		69,739
Level 3 | Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		26,942	[1]	27,205
Return on assets held at end of year		5,642		1,123
Purchases, sales, and settlements, net				(1,386)
Transfers, net		0		0
Fair value of plan assets at end of the fiscal year	[1]	32,584		26,942
Level 3 | Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		41,108	[2]	35,071
Return on assets held at end of year		5,796		1,514
Purchases, sales, and settlements, net		33,133		4,523
Transfers, net		0		0
Fair value of plan assets at end of the fiscal year	[2]	80,037		41,108
Level 3 | Japanese plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		1,689		1,474
Return on assets held at end of year		(101)		215
Purchases, sales, and settlements, net		4,373
Transfers, net		0		0
Fair value of plan assets at end of the fiscal year		5,961		1,689
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		15,187		11,730
Return on assets held at end of year		(327)		1,536
Return on assets sold during the year				(47)
Purchases, sales, and settlements, net		210		69
Transfers, net		0		0
Other	[8]	7,836		1,899
Fair value of plan assets at end of the fiscal year		22,906		15,187
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		6,255	[5]	4,773
Return on assets held at end of year		81		1,032
Transfers, net		0		0
Other	[8]	1,048		450
Fair value of plan assets at end of the fiscal year	[5]	7,384		6,255
Level 3 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Transfers, net		0		0
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		8,932	[7]	6,957
Return on assets held at end of year		(408)		504
Return on assets sold during the year				(47)
Purchases, sales, and settlements, net		210		69
Transfers, net		0		0
Other	[8]	6,788		1,449
Fair value of plan assets at end of the fiscal year	[7]	¥ 15,522		¥ 8,932

[1]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[2]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 47 percent and 46 percent of investments in equity, 51 percent and 52 percent of investments in fixed income, and 2 percent and 3 percent of investments in other for the fiscal years ended March 31, 2014 and 2015, respectively.
[5]	Includes primarily foreign corporate debt securities.
[6]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[7]	Includes primarily private real estate investment trusts.
[8]	Primarily consists of translation adjustments.